Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
At March 31, 2019 and December 31, 2018, the fair values of the Company’s derivative instruments were as follows:

	March 31, 2019		December 31, 2018
(in thousands)	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Interest rate swaps designated as cash flow hedges	$—	$—	$9,386	$283
Interest rate swaps not designated as hedging instruments:
Customers	4,815	—	1,420	—
Third party broker	—	4,815	—	1,420
	4,815	4,815	1,420	1,420
Interest rate caps not designated as hedging instruments:
Customers	—	176	—	685
Third party broker	176	—	685	—
	176	176	685	685
	$4,991	$4,991	$11,491	$2,388

Derivatives Designated as Hedging Instruments
In February and March 2019, the Company terminated the interest rate swaps designated as cash flow hedges. The Company will recognize the contracts’ cumulative net unrealized gains in earnings over the remaining original life of the terminated interest rate swaps.
At December 31, 2018, the Company’s interest rate swaps designated as cash flow hedges involved the Company’s payment of fixed-rate amounts in exchange for the Company receiving variable-rate payments over the life of the agreements without exchange of the underlying notional amount.

At December 31, 2018, the Company had 16 interest rate swap contracts with total notional amounts of $280 million, that were designated as cash flow hedges of floating rate interest payments on the outstanding and expected rollover of variable-rate advances from the FHLB. These hedge relationships were expected to be highly effective in offsetting the effects of changes in interest rates in the cash flows associated with the advances from the FHLB. No hedge ineffectiveness gains or losses were recognized in the three months ended March 31, 2019 and 2018.
Derivatives Not Designated as Hedging Instruments
At March 31, 2019 and December 31, 2018, the Company had twelve and eight interest rate swap contracts with customers with a total notional amount of $145.4 million and $80.4 million, respectively. These instruments involve the payment of fixed-rate amounts in exchange for the Company receiving variable-rate payments over the life of the contract. In addition, at March 31, 2019 and December 31, 2018, the Company had interest rate swap mirror contracts with a third party broker with similar terms.
At March 31, 2019 and December 31, 2018, the Company had sixteen interest rate cap contracts with customers with a total notional amount of $320.8 million and $323.7 million, respectively. In addition, at March 31, 2019 and December 31, 2018, the Company had interest rate cap mirror contracts with various third party brokers with similar terms.

Derivative Instruments
From time to time, the Company enters into derivative financial instruments as part of its interest rate management activities and to facilitate customer transactions. Those instruments may or not be designated and qualify as part of a hedging relationship. The customer derivatives we use for the Company’s account are matched against derivatives from third parties, but are not designated as hedging instruments.
At December 31, 2018 and 2017 the fair value of the Company’s derivative instruments was as follows:

	December 31, 2018		December 31, 2017
(in thousands)	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Interest rate swaps designated as cash flow hedges	$9,386	$283	$5,462	$—
Interest rate swaps not designated as hedging instruments:
Customers	1,420	—	1,375	—
Third party broker	—	1,420	—	1,375
	1,420	1,420	1,375	1,375
Interest rate caps not designated as hedging instruments:
Customers	—	685	—	195
Third party broker	685	—	195	—
	685	685	195	195
	$11,491	$2,388	$7,032	$1,570

Derivatives Designated as Hedging Instruments
The Company maintains interest rate swaps contracts which the Company had designated and qualified as cash flow hedges. These interest rate swaps were designed as cash flow hedges to manage the exposure that arises from differences in the amount of the Company’s known or expected cash receipts and the known or expected cash payments related to the Company’s variable-rate borrowings from the FHLB, the value of which are determined by interest rates.
At December 31, 2018 and 2017 the Company’s interest rate swaps designated as cash flow hedges involve the Company’s payment of fixed-rate amounts in exchange for the Company receiving variable-rate payments over the life of the agreements without exchange of the underlying notional amount.
At December 31, 2018 and 2017, respectively, the Company had 16 and 15 interest rate swap contracts with total notional amounts of $280 million and $255 million, respectively, that were designated as cash flow hedges of floating rate interest payments on the currently outstanding and expected rollover of variable-rate advances from the FHLB. At December 31, 2018, these advances have a carrying amount of $280 million and maturities of less than one year ($366 million with maturities ranging from two to nine years at December 31, 2017). The interest rate swaps mature in one to eight years (three to nine years in 2017). The Company expects the hedge relationships to be highly effective in offsetting the effects of changes in interest rates in the cash flows associated with the advances from the FHLB. No hedge ineffectiveness gains or losses were recognized in the years ended December 31, 2018 and 2017.
In February and March 2019, the Company terminated the interest rate swaps designated as cash flow hedges. The Company will recognize the contracts cumulative net unrealized gains in earnings over the remaining original life of the terminated interest rate swaps.

Derivatives Not Designated as Hedging Instruments
At December 31, 2018 and 2017, the Company had eight and one interest rate swap contracts with customers with a total notional amount of $80.4 million and $54.6 million, respectively. These instruments involve the payment of fixed-rate amounts in exchange for the Company receiving variable-rate payments over the life of the contracts. In addition, at December 31, 2018 and 2017, the Company had interest rate swap mirror contracts with a third party broker with similar terms. These instruments have maturities ranging from 5 to 10 years (10 years in 2017) and do not involve the exchange of the underlying notional amount.
At December 31, 2018 and 2017, the Company had sixteen and seven interest rate cap contracts with customers with a total notional amount of $323.7 million and $162.1 million, respectively. In addition, at December 31, 2018 and 2017, the Company had interest rate cap mirror contracts with various third party brokers with similar terms. These instruments’ maturities range from less than 1 to 5 years (1 and half years to 4 years in 2017).